Goodwill and Other Intangible Assets (Details 2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015	$ 8,183,361
2016	16,270,559
2017	16,239,427
2018	16,239,427
2019	16,239,427
Thereafter	40,642,547
Intangible Assets Net Excluding Goodwill	$ 113,814,748	$ 121,968,648